Investment Objectives and Goals - SA Multi-Managed Large Cap Value Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is long-term growth of capital.